Schedule of investments
Delaware Tax–Exempt Opportunities Fund	September 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.01%
Corporate Revenue Bonds — 9.58%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50#	3,050,000	$3,076,382
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39(AMT) #, ‡	375,000	244,688
Erie County, New York Tobacco Asset Securitization Revenue
Series A 1.536% 6/1/60^	25,000,000	1,135,000
Golden State Tobacco Securitization Settlement Revenue, California
(Capital Appreciation Asset-Backed) Series B 0.583% 6/1/47^	6,425,000	1,363,064
Inland Empire Tobacco Securitization, California
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	45,705,000	2,504,634
Series F 144A 1.446% 6/1/57 #, ^	196,945,000	7,487,849
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39#	500,000	467,540
Lower Alabama Gas District
Series A 5.00% 9/1/46	250,000	348,998
Michigan Tobacco Settlement Finance Authority Revenue
Series A 6.00% 6/1/48	525,000	527,593
Minneapolis, Minnesota Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	300,000	302,895
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22(NATL)	500,000	563,300
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,582,310
New York Liberty Development Revenue
(Bank of America Tower at One Bryant Park Project) 2.80% 9/15/69	3,710,000	3,589,536
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	1,000,000	1,584,180
NQ-Q1V [9/20] 11/20 (1400932)    1

Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) Series A 144A 7.00% 11/1/38(AMT) #	375,000	$336,900
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39(AMT) #	600,000	538,440
Southern Ohio Port Authority
(Purecycle Project) Series A 144A 7.00% 12/1/42(AMT) #	500,000	502,170
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46^	6,400,000	1,216,832
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46^	1,055,000	176,048
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 1.966% 6/1/47 ^	19,135,000	3,805,378
Series D 2.521% 6/1/47 ^	6,760,000	1,280,614
		32,634,351
Education Revenue Bonds — 8.59%
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40(AGM)	2,500,000	2,569,800
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49#	400,000	418,996
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	8,000,000	12,049,920
Series V-1 5.00% 5/1/49	1,950,000	3,148,899
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53#	300,000	318,216
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58#	1,750,000	1,735,597
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University of Science and Technology Project)
144A 5.00% 10/15/34 #	375,000	360,720
2    NQ-Q1V [9/20] 11/20 (1400932)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
144A 5.125% 10/15/41 #	150,000	$139,504
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/50#	500,000	522,660
Massachusetts Development Finance Agency Revenue
(Emerson College) 5.00% 1/1/38	500,000	573,760
Massachusetts Educational Financing Authority Revenue
Series I 6.00% 1/1/28	95,000	96,757
Newark Higher Education Finance Revenue, Texas
(Village Tech Schools) Series A 5.125% 8/15/47	375,000	375,473
Ohio Higher Educational Facility Revenue
(University of Dayton 2011 Project) Series A 5.375% 12/1/30	500,000	503,320
Pennsylvania State Public School Building Authority
(Northampton County Area Community College Project) 5.50% 3/1/31	500,000	509,180
Rhode Island Health and Educational Building Revenue
(University of Rhode Island Auxiliary Enterprise) Series B 5.25% 9/15/29(AGC)	1,415,000	1,420,391
Summit County, Ohio Development Finance Authority Revenue
(Austen Bioinnovation Institute In Akron Project) 5.375% 12/1/30	1,000,000	1,008,370
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	3,000,000	3,491,610
		29,243,173
Electric Revenue Bonds — 2.45%
Long Island, New York Power Authority
Series B 5.00% 9/1/41	3,000,000	3,582,870
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,135,000	2,233,687
Series A 6.75% 7/1/36 ‡	1,770,000	1,285,463
Series WW 5.25% 7/1/33 ‡	1,750,000	1,246,875
		8,348,895
NQ-Q1V [9/20] 11/20 (1400932)    3

Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 8.52%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.00% 1/1/47	2,500,000	$1,600,800
Berks County, Pennsylvania Industrial Development Authority Revenue
(Tower Health Project) 5.00% 11/1/47	3,000,000	3,202,920
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	750,000	1,153,035
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54#	1,635,000	1,595,646
(CommonSpirit Health) Series A-2 4.00% 8/1/49	1,500,000	1,641,645
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania
(The Children's Hospital of Philadelphia Project) Series D 5.00% 7/1/32	500,000	515,230
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	375,000	338,066
King County, Washington Public Hospital District No. 4
(Snoqualmie Valley Hospital) Series A 6.25% 12/1/45	375,000	406,275
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children's Hospital Project) 5.00% 8/1/42	1,500,000	1,762,980
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26(AGM)	1,000,000	1,004,220
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam House Continuing Care Retirement Community) Series A 6.70% 1/1/49	375,000	278,715
New Hope, Texas Cultural Education Facilities Finance
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	2,250,000	2,252,295
4    NQ-Q1V [9/20] 11/20 (1400932)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(NYU Langone Hospitals) Series A 4.00% 7/1/53	50,000	$55,728
Norfolk, Virginia Economic Development Authority Revenue
(Sentara Healthcare) Series B 5.00% 11/1/43	1,000,000	1,060,120
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,500,000	1,476,300
Series A 144A 6.75% 12/1/53 #	500,000	485,155
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Vista Grande Villa Project) 144A 6.50% 7/1/50#	350,000	216,027
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project)
4.25% 11/15/26	2,060,000	1,943,981
5.50% 11/15/49	2,000,000	1,824,700
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	500,000	521,025
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52#	500,000	514,150
University of North Carolina Board of Governors
(University of North Carolina Hospitals at Chapel Hill) 5.00% 2/1/46	500,000	576,255
Washington Health Care Facilities Authority Revenue
(CommonSpirit Health) Series A-1 4.00% 8/1/44	50,000	55,242
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45#	3,970,000	4,275,412
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Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodloch Health Facilities Development, Texas
(Inspired Living at Missouri City Project) Series A-1 144A 7.125% 12/1/51#, ‡	345,000	$244,415
		29,000,337
Housing Revenue Bonds — 0.38%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35(FHA)	1,000,000	1,002,670
Minnesota Housing Finance Agency
(Rental Housing) Series A 5.05% 8/1/31	300,000	308,388
		1,311,058
Lease Revenue Bonds — 5.03%
California Pollution Control Financing Authority Revenue
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 7/1/39#	1,000,000	1,164,970
Connecticut State Health & Educational Facilities Authority
(State Supported Child Care) 5.00% 7/1/28	1,000,000	1,032,360
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,013,880
Series A 5.00% 9/1/37	1,000,000	1,003,360
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	1,015,680
Series A 5.00% 6/15/50	1,850,000	2,054,813
Minnesota Housing Finance Agency
(Non Profit Housing Bonds State Appropriation) 5.00% 8/1/31	250,000	259,163
New Jersey State Transportation Trust Fund Authority
Series AA 5.00% 6/15/29	1,000,000	1,193,470
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	5,372,650
		17,110,346
Local General Obligation Bonds — 3.92%
Goodrich Area School District, Michigan
5.50% 5/1/32	1,000,000	1,029,960
6    NQ-Q1V [9/20] 11/20 (1400932)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Subseries B-1 5.00% 12/1/37	4,500,000	$5,415,885
Subseries B-1 5.00% 12/1/41	5,000,000	5,959,250
Wayne, Michigan
Series A 5.00% 2/1/30(AGM)	935,000	938,310
		13,343,405
Pre-Refunded Bonds — 7.43%
Broward, Florida Airport System Revenue
Series A 5.25% 10/1/30-23§	5,000,000	5,747,650
Commonwealth of Massachusetts (Consolidated Loan of 2013)
Series E 5.00% 8/1/35-21§	5,000,000	5,202,050
Georgia State Environmental Loan Acquisition (Local Water Authority Loan)
5.125% 3/15/31-21§	695,000	710,679
Kent Hospital Finance Authority, Michigan
(Spectrum Health System) Series A 5.00% 11/15/29-21§	1,000,000	1,054,230
Lansing, Michigan Board of Water & Light
Series A 5.50% 7/1/41-21§	5,000,000	5,200,850
Michigan State Building Authority
(Facilities Program) Series I-A 5.00% 10/15/29-21§	1,000,000	1,050,190
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28-22§	1,000,000	1,099,170
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23§	500,000	555,080
Rockwall Independent School District, Texas (School Building Bonds 2016)
5.00% 2/15/46-25(PSF)§	2,000,000	2,412,580
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22§	1,000,000	1,100,270
Waterbury, Connecticut
5.00% 12/1/32-23§	1,000,000	1,151,650
		25,284,399
Resource Recovery Revenue Bond — 0.51%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41(AMT) #	1,750,000	1,748,215
		1,748,215
NQ-Q1V [9/20] 11/20 (1400932)    7

Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 16.54%
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	3,046,121	$2,101,824
Illinois State
Series B 6.00% 6/15/26(NATL)	1,000,000	1,209,970
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44#	375,000	324,679
Metropolitan Transportation Authority Revenue, New York
(Dedicated Tax Fund Refunding Green Bonds) Series B-2 5.00% 11/15/36	2,000,000	2,328,620
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,092,850
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	4,000,000	4,822,000
Series A 5.00% 3/15/42	4,000,000	4,788,400
Series B 5.00% 3/15/34	5,000,000	5,300,050
New York State Urban Development Revenue
5.00% 3/15/37	3,000,000	3,709,410
Port Authority of Allegheny County, Pennsylvania
(Special Revenue Transportation Refunding Bonds) 5.25% 3/1/24	6,000,000	6,121,980
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	5,535,000	5,770,293
Series A-1 5.00% 7/1/58	12,392,000	13,130,439
Series A-1 5.234% 7/1/46 ^	12,695,000	3,599,794
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series A 5.75% 9/1/32	30,000	27,248
		56,327,557
State General Obligation Bonds — 8.16%
California State
Various Purposes 5.00% 4/1/37	5,000,000	5,540,050
Commonwealth of Massachusetts
Series A 5.50% 8/1/30(AMBAC)	1,000,000	1,413,100
8    NQ-Q1V [9/20] 11/20 (1400932)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35‡	2,755,000	$1,756,313
(Public Improvement)
Series A 5.00% 7/1/24 ‡	725,000	519,281
Series A 5.00% 7/1/41 ‡	1,140,000	721,050
Series A 5.125% 7/1/37 ‡	1,570,000	1,020,500
Series A 5.25% 7/1/30 ‡	2,300,000	1,653,125
Series A 5.25% 7/1/31 ‡	485,000	348,594
Series A 5.25% 7/1/34 ‡	595,000	427,656
Series A 5.50% 7/1/39 ‡	1,050,000	698,250
Series A 6.00% 7/1/38 ‡	545,000	393,081
Series B 5.00% 7/1/35 ‡	495,000	353,306
Illinois State
5.00% 2/1/39	1,200,000	1,223,184
5.25% 2/1/30	3,490,000	3,662,266
5.25% 2/1/32	1,180,000	1,229,737
5.25% 2/1/33	740,000	768,468
Series A 4.00% 12/1/33	1,010,000	992,355
Series B 4.00% 11/1/39	5,320,000	5,050,223
		27,770,539
Transportation Revenue Bonds — 26.08%
Atlanta, Georgia Airport General Revenue
Series C 5.25% 1/1/30	5,000,000	5,057,150
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49(AMT)	5,000,000	5,482,850
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,041,317
Series A 5.00% 1/1/38 (AMT)	600,000	722,490
Dallas Fort Worth, Texas International Airport
Series F 5.25% 11/1/30	5,000,000	5,639,600
Denver, Colorado City & County Airport System Revenue
Series A 5.00% 12/1/43(AMT)	6,000,000	7,093,380
Massachusetts Port Authority
Series A 5.00% 7/1/37 (AMT)	4,000,000	4,991,560
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,652,418
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,256,941
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	5,725,712
NQ-Q1V [9/20] 11/20 (1400932)    9

Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority Revenue, New York
(Green Bond) Series C-1 5.25% 11/15/55	750,000	$808,913
Montgomery County, Texas Toll Road Authority
5.00% 9/15/37	1,750,000	1,934,677
New Jersey State Turnpike Authority Turnpike Revenue
Series E 5.00% 1/1/45	6,000,000	6,825,540
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34(AMT)	3,000,000	3,205,320
North Carolina Turnpike Authority
5.00% 1/1/36(AGM)	3,000,000	3,734,730
North Texas Tollway Authority Revenue
(First Tier) Series B 5.00% 1/1/40	2,000,000	2,161,120
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	300,000	329,733
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,443,700
Series C 5.00% 12/1/44	1,000,000	1,119,280
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project) 144A 8.00% 2/1/39(AMT)#	750,000	785,078
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36(AMT)	4,000,000	4,787,120
San Francisco, California City & County Airports Commission
Series A 5.00% 5/1/44(AMT)	5,000,000	5,968,050
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/42 (AMT)	1,000,000	1,085,740
Series B 5.00% 1/1/48 (AMT)	5,000,000	5,382,300
Washington, District of Columbia Metropolitan Area Transit Authority
5.00% 7/1/43	1,000,000	1,198,630
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,685,275
Series D 5.00% 12/1/45 (AGM)	750,000	871,860
10    NQ-Q1V [9/20] 11/20 (1400932)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) 144A 7.00% 6/1/46(AMT)#	775,000	$805,132
		88,795,616
Water & Sewer Revenue Bonds — 0.82%
Mississippi Development Bank
(City of Jackson, Mississippi Water and Sewer System Revenue Bond Project) 6.75% 12/1/30(AGM)	1,000,000	1,171,230
Saginaw, Michigan Water Supply System Revenue
Series A 5.00% 7/1/31(AGM)	500,000	519,475
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,105,440
		2,796,145
Total Municipal Bonds (cost $312,454,306)		333,714,036

Short-Term Investments — 1.75%
Variable Rate Demand Notes — 1.75%¤
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series C 0.11% 12/1/30	100,000	100,000
Series F 0.11% 12/1/30	500,000	500,000
Series G 0.11% 11/1/35	1,200,000	1,200,000
Series I 0.11% 11/1/35	3,000,000	3,000,000
Series L 0.11% 11/1/35	800,000	800,000
Oregon State Facilities Authority Revenue
(Peacehealth) Series B 0.10% 8/1/34 (LOC - TD Bank N.A.)	350,000	350,000
Total Short-Term Investments (cost $5,950,000)		5,950,000
Total Value of Securities—99.76% (cost $318,404,306)		339,664,036
Receivables and Other Assets Net of Liabilities—0.24%		815,066
Net Assets Applicable to 20,384,276 Shares Outstanding—100.00%		$340,479,102
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
NQ-Q1V [9/20] 11/20 (1400932)    11

Schedule of investments
Delaware Tax–Exempt Opportunities Fund (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $32,289,475, which represents 9.48% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2020.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar
12    NQ-Q1V [9/20] 11/20 (1400932)